REVENUE - TIMING OF REVENUE RECOGNITION (Details) $ in Thousands	12 Months Ended
Sep. 30, 2020 USD ($)
Timing of Revenue Recognition [Roll Forward]
Billed, beginning	$ 139,263
Unbilled, beginning	6,510
Customers' credit, beginning	27,116
Increase (decrease) for accounts receivable, billed	(5,090)
Increase (decrease) for unbilled revenue	2,716
Increase (decrease) for customers' credits	(1,182)
Billed, end	134,173
Unbilled, end	9,226
Customers' credit, end	$ 25,934